Contingent liabilities and legal proceedings - Contingent liabilities and UK pension schemes (Details) € in Millions, £ in Millions, shares in Millions, ₨ in Billions	12 Months Ended
	Mar. 31, 2026 EUR (€) shares	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2026 GBP (£)	Mar. 31, 2026 INR (₨)
Contingent liabilities and legal proceedings - Conti
Percentage Of Losses Pay To Subsidiary	49.00%
Number Of Share Set Aside For Sell | shares	3,280
Tax expense (income) at applicable tax rate	€ 439	€ (729)	€ 363
Vodafone India Services Private Limited
Contingent liabilities and legal proceedings - Conti
Tax expense (income) at applicable tax rate	0	185
Vodafone Idea Limited
Contingent liabilities and legal proceedings - Conti
Other cash payments to acquire interests in joint ventures, classified as investing activities	219
Payment Of Outstanding Service Charges	219
Performance and payment bonds1
Contingent liabilities and legal proceedings - Conti
The group's potential exposure	863	1,313
Contingent liability arising from post-employment benefit obligations [member]
Contingent liabilities and legal proceedings - Conti
Notional value of security	€ 114			£ 100
Number of guarantees under pension scheme	2			2	2
UK pension schemes, Vodafone Section
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts	€ 1,430			£ 1,250
UK pension schemes, CWW Section
Contingent liabilities and legal proceedings - Conti
Exposure from guarantee contracts	114			£ 100
Vodafone Idea and Idea Cellular legal case [Member] | Maximum
Contingent liabilities and legal proceedings - Conti
The group's potential exposure		€ 585			₨ 64
Share of contingent liabilities of associates [member]
Contingent liabilities and legal proceedings - Conti
Liabilities	€ 256